Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue N.W.

Washington, D.C.  20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com



September 4, 2002



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)
         ----------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund that the prospectuses dated September 1, 2002 for the Cambiar Opportunity Fund and the Chicago Asset Management Value Portfolio and the Statements of Additional Information also dated September 1, 2002, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 55 filed electronically on August 30, 2002.

Please do not hesitate to contact me at (202) 739-5875 or John Ford at (202) 739-5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke